Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.93%
Communication services: 2.60%
Media: 2.60%
Trade Desk, Inc. Class A†	159,354	$11,467,114
Consumer discretionary: 7.92%
Broadline retail: 5.27%
Global-E Online Ltd.†	303,044	12,009,634
MercadoLibre, Inc.†	7,133	11,209,795
		23,219,429
Hotels, restaurants & leisure: 2.65%
Chipotle Mexican Grill, Inc.†	5,121	11,711,522
Energy: 2.52%
Oil, gas & consumable fuels: 2.52%
Viper Energy, Inc.	353,227	11,084,263
Financials: 15.23%
Capital markets: 10.08%
Morningstar, Inc.	38,026	10,884,562
MSCI, Inc.	19,629	11,103,144
S&P Global, Inc.	25,310	11,149,561
Tradeweb Markets, Inc. Class A	124,614	11,324,921
		44,462,188
Financial services: 5.15%
Jack Henry & Associates, Inc.	68,311	11,162,700
Visa, Inc. Class A	44,271	11,525,955
		22,688,655
Health care: 15.45%
Biotechnology: 2.61%
Exact Sciences Corp.†	155,455	11,500,561
Health care equipment & supplies: 5.15%
DexCom, Inc.†	95,405	11,838,806
Intuitive Surgical, Inc.†	32,216	10,868,390
		22,707,196
Health care providers & services: 2.57%
UnitedHealth Group, Inc.	21,526	11,332,793
Health care technology: 2.53%
Veeva Systems, Inc. Class A†	57,875	11,142,095
Life sciences tools & services: 2.59%
Bio-Techne Corp.	148,075	11,425,467
See accompanying notes to portfolio of investments
Allspring Discovery Innovation Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Industrials: 18.29%
Aerospace & defense: 2.72%
Axon Enterprise, Inc.†	46,501	$12,012,603
Commercial services & supplies: 7.94%
Copart, Inc.†	239,733	11,746,917
Rollins, Inc.	261,530	11,421,015
Waste Connections, Inc.	79,423	11,855,471
		35,023,403
Ground transportation: 2.61%
Old Dominion Freight Line, Inc.	28,334	11,484,620
Professional services: 5.02%
Paylocity Holding Corp.†	66,655	10,988,077
WNS Holdings Ltd. ADR†	176,258	11,139,506
		22,127,583
Information technology: 34.27%
Communications equipment: 2.68%
Motorola Solutions, Inc.	37,764	11,823,531
IT services: 5.34%
Gartner, Inc.†	25,598	11,547,514
Globant SA†	50,331	11,977,771
		23,525,285
Semiconductors & semiconductor equipment: 7.74%
Advanced Micro Devices, Inc.†	79,231	11,679,442
KLA Corp.	19,813	11,517,297
Monolithic Power Systems, Inc.	17,318	10,923,848
		34,120,587
Software: 18.51%
Cadence Design Systems, Inc.†	40,460	11,020,090
CCC Intelligent Solutions Holdings, Inc.†	1,023,735	11,660,342
Crowdstrike Holdings, Inc. Class A†	47,321	12,081,998
Fair Isaac Corp.†	9,482	11,037,143
HubSpot, Inc.†	20,940	12,156,507
ServiceNow, Inc.†	16,779	11,854,196
Tyler Technologies, Inc.†	28,196	11,789,311
		81,599,587
Real estate: 2.65%
Industrial REITs : 2.65%
Rexford Industrial Realty, Inc.	208,245	11,682,545
Total common stocks (Cost $363,315,132)		436,141,027
See accompanying notes to portfolio of investments
2 | Allspring Discovery Innovation Fund

Portfolio of investments—December 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.29%
Investment companies: 1.29%
Allspring Government Money Market Fund Select Class♠∞		5.28%	5,695,027	$5,695,027
Total short-term investments (Cost $5,695,027)				5,695,027
Total investments in securities (Cost $369,010,159)	100.22%			441,836,054
Other assets and liabilities, net	(0.22)			(987,639)
Total net assets	100.00%			$440,848,415

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,241,903	$66,383,241	$(69,930,117)	$0	$0	$5,695,027	5,695,027	$184,105
See accompanying notes to portfolio of investments
Allspring Discovery Innovation Fund | 3

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring Discovery Innovation Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$11,467,114	$0	$0	$11,467,114
Consumer discretionary	34,930,951	0	0	34,930,951
Energy	11,084,263	0	0	11,084,263
Financials	67,150,843	0	0	67,150,843
Health care	68,108,112	0	0	68,108,112
Industrials	80,648,209	0	0	80,648,209
Information technology	151,068,990	0	0	151,068,990
Real estate	11,682,545	0	0	11,682,545
Short-term investments
Investment companies	5,695,027	0	0	5,695,027
Total assets	$441,836,054	$0	$0	$441,836,054
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Discovery Innovation Fund | 5